Loss Per Share	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
LOSS PER SHARE
NOTE 7:-	LOSS PER SHARE

Basic loss per share is calculated based on the weighted average number of ordinary shares outstanding during each period. Diluted net loss per share is calculated based on the weighted average number of ordinary shares outstanding during each period, plus dilutive potential in accordance with ASC 260, “Earnings per Share.”

All outstanding share options and warrants for the periods ended June 30, 2021 and 2020 have been excluded from the calculation of the diluted net loss per share, because all such securities are anti-dilutive for all periods presented.

To compute diluted loss per share for the six-month period ended June 30, 2021 and 2020, the total number of 18,316,200 and 6,423,401 shares, respectively subject to outstanding unlisted options and the total number of 176,947,640 and 198,772,396 shares, respectively subject to outstanding warrants have not been considered since they have anti-dilutive effect.